Consolidated Statements of Shareholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified		Total	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Cheniere Energy Partners, LP [Member]		Cheniere Energy Partners, LP [Member] Accumulated Other Comprehensive Income (Loss) [Member]	Cheniere Energy Partners, LP [Member] Creole Trail Pipeline Business Equity [Member]	Cheniere Energy Partners, LP [Member] Common Units [Member]	Cheniere Energy Partners, LP [Member] Class B Units [Member]	Cheniere Energy Partners, LP [Member] Subordinated Units [Member]	Cheniere Energy Partners, LP [Member] General Partner [Member]
Partners' equity, beginning of period at Dec. 31, 2010	[1]					$ 9,475		$ 0	$ 545,483	$ (69,191)	$ 0	$ (453,896)	$ (12,921)
General partners units outstanding, beginning of period at Dec. 31, 2010	[1]												3,302,000
Units outstanding, beginning of period at Dec. 31, 2010	[1]									26,416,000	0	135,384,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)						(53,560)	[1]		(22,541)	(5,098)	0	(25,301)	(620)
Contributions to Creole Trail Pipeline Business from Cheniere, net						7,666	[1]		7,666
Sale of common and general partner units						70,157				68,701			1,456
Sale of common and general partner units, units										4,587,000			94,000
Distributions						(48,149)				(47,186)			(963)
Partners' equity, end of period at Dec. 31, 2011	[1]					(14,411)			530,608	(52,774)	0	(479,197)	(13,048)
General partners units outstanding, end of period at Dec. 31, 2011	[1]												3,396,000
Units outstanding, end of period at Dec. 31, 2011	[1]									31,003,000	0	135,384,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	[1]					(25,062)
Partners' equity, end of period at Mar. 31, 2012
Partners' equity, beginning of period at Dec. 31, 2011	[1]					(14,411)		0	530,608	(52,774)	0	(479,197)	(13,048)
General partners units outstanding, beginning of period at Dec. 31, 2011	[1]												3,396,000
Units outstanding, beginning of period at Dec. 31, 2011	[1]									31,003,000	0	135,384,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)						(175,431)	[1]		(25,295)	(28,351)	0	(114,678)	(7,107)
Contributions to Creole Trail Pipeline Business from Cheniere, net						11,857	[1]		11,857
Sale of common and general partner units						250,022				204,878			45,144
Sale of common and general partner units, units										8,485,000			2,894,000
Distributions						(57,821)				(56,665)			(1,156)
Non-cash contributions						5,663							5,663
Interest rate cash flow hedges						(27,240)		(27,240)
Sale of Class B units						1,887,339					1,887,339
Sale of Class B units, Units											133,333,000
Beneficial conversion feature of Class B units						0				386,473	(1,950,000)	1,563,527
Amortization of beneficial conversion feature of Class B units	[1]					0				(5,149)	25,319	(20,170)	0
Partners' equity, end of period at Dec. 31, 2012	[1]					1,879,978		(27,240)	517,170	448,412	(37,342)	949,482	29,496
General partners units outstanding, end of period at Dec. 31, 2012						6,290,000							6,290,000	[1]
Units outstanding, end of period at Dec. 31, 2012	[1]									39,488,000	133,333,000	135,384,000
Stockholders' equity, beginning of period at Sep. 30, 2012
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	[1]					(68,612)
Partners' equity, end of period at Dec. 31, 2012	[1]					1,879,978
General partners units outstanding, end of period at Dec. 31, 2012						6,290,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	[1]					(51,733)
Partners' equity, end of period at Mar. 31, 2013
Partners' equity, beginning of period at Dec. 31, 2012	[1]					1,879,978
General partners units outstanding, beginning of period at Dec. 31, 2012						6,290,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)						(98,743)
Contributions to Creole Trail Pipeline Business from Cheniere, net						20,705
Partners' equity, end of period at Jun. 30, 2013
Partners' equity, beginning of period at Dec. 31, 2012	[1]					1,879,978		(27,240)	517,170	448,412	(37,342)	949,482	29,496
General partners units outstanding, beginning of period at Dec. 31, 2012						6,290,000							6,290,000	[1]
Units outstanding, beginning of period at Dec. 31, 2012	[1]									39,488,000	133,333,000	135,384,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)						(258,117)		0	(18,150)	(67,263)	0	(167,905)	(4,799)
Contributions to Creole Trail Pipeline Business from Cheniere, net						20,896			20,896
Acquisition of the Creole Trail Pipeline Business						(519,916)			(519,916)
Excess of acquired assets over the purchase price						26,026				2,022		22,880	1,124
Issuance of Class B units associated with acquisition of Creole Trail Pipeline Business						179,126					179,126
Issuance of Class B units associated with acquisition of Creole Trail Pipeline Business, Units											12,000,000
Sale of common and general partner units						375,897				364,775			11,122
Sale of common and general partner units, units										17,590,000			604,000
Distributions						(91,386)				(89,558)			(1,828)
Interest rate cash flow hedges						27,240		27,240
Beneficial conversion feature of Class B units						0				53,383	(180,000)	126,617
Partners' equity, end of period at Dec. 31, 2013						1,639,744		0	0	711,771	(38,216)	931,074	35,115
General partners units outstanding, end of period at Dec. 31, 2013						6,894,000							6,894,000
Units outstanding, end of period at Dec. 31, 2013										57,078,000	145,333,000	135,384,000
Stockholders' equity, beginning of period at Jul. 28, 2013
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of director voting share to Cheniere Energy, Inc.		0	0
Split of common shares acquired by Cheniere Energy, Inc., shares		195,700,000
Proceeds from IPO, net issuance costs, shares		36,000,000
Proceeds from IPO, net issuance costs		664,931	664,931
Assumption of affiliate debt, net		(271,757)		(271,757)
Distribution to Cheniere Energy, Inc.		(392,901)			(392,901)
Net income (loss)		(54)			(54)
Stockholders' equity, end of period at Dec. 31, 2013		219	664,931	(271,757)	(392,955)
Common stock, shares, outstanding, end of period at Dec. 31, 2013		231,700,000
Stockholders' equity, beginning of period at Sep. 30, 2013
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)		54				(61,266)	[1]
Partners' equity, end of period at Dec. 31, 2013						1,639,744				711,771	(38,216)	931,074	35,115
Stockholders' equity, end of period at Dec. 31, 2013		219			(392,955)
General partners units outstanding, end of period at Dec. 31, 2013						6,894,000							6,894,000
Common stock, shares, outstanding, end of period at Dec. 31, 2013		231,700,000
Units outstanding, beginning of period at Dec. 31, 2013										57,078,000	145,333,000	135,384,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Dividends to shareholders		(8,341)			(8,341)
Net income (loss)		8,945			8,945	(295,957)				(86,017)	0	(204,021)	(5,919)
Contributions to Creole Trail Pipeline Business from Cheniere, net						0
Distributions						(49,508)				(48,518)	0	0	(990)
Stockholders' equity, end of period at Jun. 30, 2014		823	664,931	(271,757)	(392,351)
Partners' equity, end of period at Jun. 30, 2014						$ 1,294,279				$ 577,236	$ (38,216)	$ 727,053	$ 28,206
General partners units outstanding, end of period at Jun. 30, 2014						6,894,000							6,894,000
Units outstanding, end of period at Jun. 30, 2014										57,078,000	145,333,000	135,384,000
Common stock, shares, outstanding, end of period at Jun. 30, 2014		231,700,000

[1]	Retrospectively adjusted as discussed in Note 3—“Summary of Significant Accounting Policies” in our Notes to Consolidated Financial Statements.